Subsequent events	12 Months Ended
Mar. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

17. Subsequent events

Subsequent to the year-end:

a) Warrants were exercised for 45,750 Warrant Shares for proceeds of $91,500;

b) 12,300 options were exercised at a weighted average exercise price of $0.85.

c) 88,000 options were granted to employees at an exercise price of $4.89 per share.